Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 1,403	$ 896	$ 1,411
Gains on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	(333)	(677)	(478)
Equity-settled compensation expense	823	736	738
Loss/(income) from associated companies	9	(15,339)	(673)
Income taxes	1,416	2,119	1,807
Net financial expense	817	891	947
Other	(30)
Total	11,546	(5,299)	9,881
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,570	1,489	1,758
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	303	318	330
Acquisition of assets (right of use assets) through leasing	247	321	346
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	5,308	4,306	4,376
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	260	$ (38)	$ (335)
Intangible assets other than goodwill [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Acquisition of assets (other than through business combinations) by assuming directly related liabilities	$ 635